Share-based plan - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2025 USD ($)	May 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | R$	R$ 604,704	R$ 546,988
Tax provisions and does not include any tax benefits on total share based compensation expense | R$	R$ 84,690	R$ 64,596
Maximum number of shares available for issuance under the share-based plan			5.00%
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 27
Restricted Stock Units [Member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			11.16
Restricted Stock Units [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			51.03
Performance Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			34.56	$ 52.41
Performance Stock Units [Member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			37.99
Performance Stock Units [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 64.68